SECURITISATIONS AND COVERED BONDS (Details) - Narrative - The Group - Securitisation programmes - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
SECURITISATIONS AND COVERED BONDS (Details) - Narrative [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	£ 3,930	£ 4,703
Maximum exposure to loss from interests in structured entities	£ 52	£ 56